GOODWILL (Details Narrative) - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Goodwill and Intangible Assets Disclosure [Abstract]
Goodwill impairment charge	$ 6,104,000
goodwill impairement	$ 6,100,000